Share capital	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Share capital

5.	Share capital

	Number of ordinary shares	Amount
	2024	2024
	Units	USD

Issued and fully paid:
Ordinary shares
As at 14 May 2024 (date of incorporation)/31 August	1	1

The Company was incorporated on 14 May 2024 with an issued and paid up share capital of USD1 consisting of 1 ordinary shares.

5.	Share capital

	Number of ordinary shares	Amount
	2024	2024
	Units (Unaudited)	USD (Unaudited)

Issued and fully paid:
Ordinary shares
As at 14 May 2024 (date of incorporation)/30 September	1	1

The Company was incorporated on 14 May 2024 with an issued and paid up share capital of USD1 consisting of 1 ordinary shares.

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Share capital

14.	Share capital

	Number of ordinary shares		Amount
	2024	2023	2024	2023
			USD	USD

Issued and fully paid:
Ordinary shares
As at 1 April	46,698,702	45,101,192	11,089,838	10,865,233
Issuance of shares during the financial year	140,040	22,770	2,441,769	224,605
Subdivision of shares during the financial year	11,203,256	1,574,740	-	-

As at 31 March	58,041,998	46,698,702	13,531,607	11,089,838

On 20 April 2022, the issued and paid-up capital of the Company was increased from 45,101,192 ordinary shares to 45,123,962 ordinary shares by way of issuance and allotment of 22,770 new ordinary shares at an issue price of approximately USD9.86 per ordinary share.

On 23 September 2022, the Company subdivided 45,123,962 existing ordinary shares in the Company, held by the shareholders of the Company as at the close business on 23 September 2022 into 46,698,702 ordinary shares in the Company.

On 29 January 2024, the issued and paid-up capital of the Company was increased from 46,698,702 ordinary shares to 46,838,742 ordinary shares by way of issuance and allotment of 140,040 new ordinary shares at an issue price of approximately USD17.44 per ordinary share.

On 23 February 2024, the Company subdivided 46,838,742 existing ordinary shares in the Company, held by the shareholders of the Company as at the close business on 23 February 2024 into 58,041,998 ordinary shares in the Company.

The new ordinary shares issued rank pari passu with the then existing ordinary shares of the Company.

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitle to one vote per ordinary share at meeting of the Company. All ordinary shares rank equally with regard to the Company’s residual assets.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Share capital

5.	Share capital

	Number of ordinary shares	Amount
	2024	2024
	Units	USD

Issued and fully paid:
Ordinary shares
As at 11 April 2024 (date of incorporation)/31 May	1	-*

The Company was incorporated on 11 April 2024 with an issued and paid up share capital of USD0.00001 consisting of 1 ordinary shares.

*	represent an amount of USD0.00001.

14.	Share capital

	Number of ordinary shares		Amount
	2024	2023	2024	2023
			USD	USD
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Issued and fully paid:
Ordinary shares
As at 1 April/30 September	58,041,998	46,698,702	13,531,607	11,089,838

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Share capital

3. SHARE CAPITAL

Authorised Share capital
2,000,000,000 no par value Ordinary Shares no-par value
Issued Share capital
63,916,115 Ordinary Shares no-par value	54,677,041	10,000
Share issue costs	(2,500,000)
Total Issued Share Capital	52,177,041	10,000